Financial Risk Management (Details) - Schedule of level in fair value hierarchy - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets	$ 44,505,633	$ 8,438,027
Digital assets payables	37,873,434	6,200,109
Level 1 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets
Digital assets payables
Level 2 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets	44,505,633	8,438,027
Digital assets payables
Level 3 [Member]
Financial Risk Management (Details) - Schedule of level in fair value hierarchy [Line Items]
Digital assets
Digital assets payables	$ 37,873,434	$ 6,200,109